ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION
Schedule of purchase price allocation

Purchase Price Allocation

Purchase Price: Cash	$1,125,000
1,500,000 shares of AEAC stock	375,000	$1,500,000

Less: Net Assets (deficit)		2,752,342	*
Less: Identifiable Intangibles - Patents		(3,551,814)
Goodwill		$700,528

Schedule of net asset (deficit) acquired in acquisition

Net Assets (deficit)

Book Value
at 08/17/12
Current Assets	$109,521
Property, Plant & Equipment, net	7,688
Patents	—
Current Liabilities	(1,517,724)
L/T Liabilities	(1,351,827)
Contingent Liabilities (Note 2)	—
Net Assets (deficit)	$(2,752,342)*